UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      2/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $      978,968
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.          COM            00163u106   41,066  1,079,824                               1,079,824      0    0
ARYx Therapeutics, Inc.             COM            043387109      155     48,135                                  48,135      0    0
Abiomed Inc.                        COM            003654100      854     97,825                                  97,825      0    0
Airvana Inc.                        COM            00950v101      829    109,100                                 109,100      0    0
Allergan Inc                        COM            018490102    7,792    123,655                                 123,655      0    0
Amicus Therapeutics, Inc.           COM            03152W109   18,429  4,642,161                               4,642,161      0    0
ArthroCare Corp                     COM            043136100   26,442  1,115,702                               1,115,702      0    0
Aurelian Oil & Gas PLC              COM            00B15S8C3   16,397 27,777,778                              27,777,778      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   62,323  2,078,831                               2,078,831      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   21,101  1,121,798                               1,121,798      0    0
Biomimetic Therapeutics, Inc.       COM            09064X101    1,759    147,408                                 147,408      0    0
BroadVision, Inc.                   COM            111412607   10,088    743,945                                 743,945      0    0
Cache, Inc                          COM            127150308    3,477    760,800                                 760,800      0    0
Canadian Superior Energy Inc.       COM            136644101    9,116 15,002,500                              15,002,500      0    0
Carrizo Oil & Gas, Inc.             COM            144577103    5,965    225,000                                 225,000      0    0
Celgene Corp                        COM            151020104    5,320     95,543                                  95,543      0    0
Ceragon Networks Ltd.               COM            M22013102   30,206  2,572,924                               2,572,924      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   17,185    905,897                                 905,897      0    0
Cyberonics, Inc.                    COM            23251P102   80,689  3,947,620                               3,947,620      0    0
Cytokinetics                        COM            23282W100    1,710    587,666                                 587,666      0    0
Demandtec                           COM            24802R506      139     15,900                                  15,900      0    0
Diamond Offshore Drilling           COM            25271C102    2,953     30,000                                  30,000      0    0
Dyax Corp.                          COM            26746E103      146     43,100                                  43,100      0    0
Energy Recovery Inc.                COM            29270J100    1,439    209,100                                 209,100      0    0
First Solar Inc.                    COM            336433107   10,832     80,000                                  80,000      0    0
Gastar Exploration Limited          COM            367299104   22,392  4,674,744                               4,674,744      0    0
Geerlings & Wade, Inc.              COM            368473104       29    714,665                                 714,665      0    0
Genoptix                            COM            37243V100    8,143    229,190                                 229,190      0    0
Genzyme Corporation                 COM            372917104    4,454     90,889                                  90,889      0    0
Guaranty Bancorp                    COM            40075t102    1,055    798,900                                 798,900      0    0
Limelight Networks, Inc.            COM            53261M104   23,347  5,955,773                               5,955,773      0    0
Martek Biosciences Corp             COM            572901106      175      9,259                                   9,259      0    0
Medicis Pharmaceutical Corp.        COM            584690309   53,956  1,994,675                               1,994,675      0    0
Medivation, Inc.                    COM            58501n101   42,597  1,131,396                               1,131,396      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   27,197  2,158,462                               2,158,462      0    0
National-Oilwell Varco              COM            637071101    2,910     66,000                                  66,000      0    0
Northern Oil and Gas                COM            665531109   30,444  2,571,275                               2,571,275      0    0
NxStage Medical, Inc.               COM            67072V103    7,300    874,306                                 874,306      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   79,284  2,702,260                               2,702,260      0    0
Orexigen Therapeutics               COM            686164104      180     24,150                                  24,150      0    0
Orthovita                           COM            68750U102      173     49,315                                  49,315      0    0
Petroquest Energy Inc.              COM            716748108    7,969  1,300,000                               1,300,000      0    0
Protalix Biotherapeutics            COM            74365A101    1,516    228,973                                 228,973      0    0
Questcor Pharmaceuticals            COM            74835Y101    7,487  1,576,289                               1,576,289      0    0
Ricardo PLC                         COM            000737007    2,064    491,745                                 491,745      0    0
Rigel Pharmaceuticals Inc           COM            766559603    2,743    288,457                                 288,457      0    0
Riverbed Technology, Inc.           COM            768573107    1,838     80,000                                  80,000      0    0
STAAR Surgical                      COM            852312305    1,210    390,311                                 390,311      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   47,134  3,463,179                               3,463,179      0    0
Sensorx Inc.                        COM            81724W104      134     16,602                                  16,602      0    0
Sequenom                            COM            817337405    5,876  1,419,300                               1,419,300      0    0
Shire PLC-ADR                       COM            82481R106   12,838    218,713                                 218,713      0    0
St. Jude Medical, Inc.              COM            790849103    2,300     62,525                                  62,525      0    0
St. Mary Land & Exploration Company COM            792228108    5,992    175,000                                 175,000      0    0
Toreador Resources Corporation      COM            891050106   18,877  1,906,800                               1,906,800      0    0
Transatlantic Petroleum Ltd.        COM            899821059    8,632  2,524,000                               2,524,000      0    0
Transocean Inc.                     COM            B3KFWW1      1,987     24,000                                  24,000      0    0
Triangle Petroleum Corporation      COM            89600B102    4,130 14,751,350                              14,751,350      0    0
Unica Corporation                   COM            904583101   17,948  2,315,864                               2,315,864      0    0
United Therapeutics Corp            COM            91307C102   34,510    655,459                                 655,459      0    0


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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Vanda Pharma                        COM            921659108   12,351  1,097,883                               1,097,883      0    0
ViroPharma Incorporated             COM            928241108   42,475  5,062,566                               5,062,566      0    0
Volcano Corporation                 COM            928645100      430     24,740                                  24,740      0    0
Whiting Petroleum Corporation       COM            966387102    8,574    120,000                                 120,000      0    0
ev3 Inc                             COM            26928A200   23,737  1,779,360                               1,779,360      0    0
interCLICK, Inc.                    COM            458483203    8,368  1,600,000                               1,600,000      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2   17,800 34,794,000                              34,794,000      0    0
7/15/2013


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